Loss per share - Schedule of loss per share (Details) - shares	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	699,431	311,735
Warrants [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	191,998	53,179
Share Options [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	307,500	160,956
RSUs [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	1,600	97,600
Convertible debentures [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	198,333	0